Goodwill and Other Intangible Assets	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Goodwill and Other Intangible Assets
17	Goodwill and Other Intangible Assets
Goodwill
The changes in the carrying amounts of goodwill by groups of cash-generating units (CGU) are as follows:

($ millions)	Canadian Banking	Global Wealth Management	Global Banking and Markets	Latin America	Caribbean and Central America	Total
Balance as at October 31, 2023	$1,690	$3,610	$246	$2,630	$1,005	$9,181
Acquisitions	–	–	–	–	–	–
Dispositions (1)	–	–	–	(92)	–	(92)
Foreign currency adjustments and other	–	4	–	(138)	6	(128)
Balance as at October 31, 2024	1,690	3,614	246	2,400	1,011	8,961
Acquisitions	–	–	–	–	–	–
Dispositions (2)	–	–	–	(195)	(394)	(589)
Foreign currency adjustments and other	–	27	1	180	5	213
Balance as at October 31, 2025	$1,690	$3,641	$247	$2,385	$622	$8,585

(1)
In fiscal 2024, the Bank recorded a goodwill write-down of $92 million pre-tax
within the Latin America CGU in relation to its agreement to sell CrediScotia Financiera, a subsidiary in Peru. Refer to Note 35 for details.

(2)
In the current year, the Bank recorded a goodwill write-down of $589 million pre-tax
within the Latin America and Caribbean & Central America CGUs in relation to its agreement to sell banking operations in Colombia, Costa Rica and Panama. Refer to Note 35 for details.

Impairment testing of goodwill
Goodwill acquired in business combinations is allocated to each of the Bank’s groups of CGUs that are expected to benefit from the synergies of the particular acquisition. Goodwill is assessed for impairment annually or more frequently if events or circumstances occur that may indicate impairment.
The Bank determines the carrying values of its CGUs using a regulatory capital approach based on credit, market, operational risks and leverage, consistent with the Bank’s capital attribution for business line performance measurement. Corporate capital that is not directly attributable is allocated to each CGU on a proportional basis, based on the relative attributed capital prior to the corporate capital allocation. The resulting carrying amount determined for the CGU is then compared to its respective recoverable amount to identify any impairment.
Annual impairment testing for goodwill was performed as at July 31, 2025 and 2024, and no impairment was determined to exist. As of October 31, 2025 and 2024, there were no significant changes to this assessment.
Fair value less costs of disposal
For all CGUs, the recoverable amount was determined using the fair value less costs of disposal (FVLCD) method. In arriving at FVLCD, the Bank estimates the fair value of the CGU using price earnings (P/E) multiples applied to normalized net income for the last four quarters as of the test date, applies a control premium based on a weighted average of acquisition premiums paid globally in the banking industry over the past five years for comparable companies, and deducts the estimated costs of disposal. The fair value measurement is categorized as Level 3 due to significant inputs being unobservable. For the 2025 annual impairment test, P/E multiples ranging from 9.5 to 13 times (2024 – 11 to 11.5 times) were used.
The Bank has performed sensitivity analysis on the key assumptions used in estimating FVLCD. The estimate of reasonably possible changes to the key assumptions are based on available evidence in respect of each input, such as risks associated with the normalized net income projections, and range of P/E multiples observed externally. Reasonable negative changes in the net income outlook (decrease of 5%) or P/E multiples (decrease of 1x), each in isolation, holding other factors constant, would not result in impairment for all CGUs using the FVLCD method.
Value in use
In the prior year, the Latin America CGU’s recoverable amount was determined using the value in use (VIU) method. In estimating VIU, the Bank used a discounted cash flow valuation model based on a
5-year
forecast of
after-tax
cash flows, the estimated terminal growth rate beyond 5 years, and the applicable discount rate. The
5-year
cash flow forecast was based on management approved budgets and plans which consider market trends, macroeconomic conditions, forecasted earnings and the business strategy for the CGU. The terminal growth rate was based on long-term growth expectations in Latin America, and the discount rate was based on the cost of capital of comparable companies. For the 2024 annual impairment test, a terminal growth rate of 3% and a discount rate of 12% were used.

The Bank performed sensitivity analysis on the key assumptions used in estimating the Latin America CGU’s VIU in the prior year. The estimate of reasonably possible changes to the key assumptions was based on available evidence in respect of each input such as historical performance against forecasts, risks associated with the underlying cash flow projections, and range of discount rates observed externally. Reasonable negative changes in any one key assumption, holding other factors constant, would not result in impairment for the Latin America CGU.
Intangible assets
Intangible assets consist of assets with indefinite and finite useful lives. Indefinite life intangible assets consist substantially of fund management contracts. The fund management contracts are for the management of open-ended funds. Finite life intangible assets include assets such as computer software, customer relationships and core deposit intangibles.

	Finite life		Indefinite life
($ millions)	Computer software	Other intangibles	Fund management contracts (1)	Other intangibles	Total
Cost
Balance as at October 31, 2023	$5,639	$1,815	$4,415	$163	$12,032
Acquisitions	–	–	–	–	–
Additions	840	1	–	–	841
Impairment	(188)	–	–	–	(188)
Disposals/Retirements	(538)	–	–	–	(538)
Foreign currency adjustments and other	24	(22)	–	–	2
Balance as at October 31, 2024	$5,777	$1,794	$4,415	$163	$12,149
Acquisitions	–	–	–	–	–
Additions	637	–	–	–	637
Impairment (2)	(199)	–	–	–	(199)
Disposals/Retirements	(170)	(36)	–	–	(206)
Foreign currency adjustments and other	390	20	–	–	410
Balance as at October 31, 2025	$6,435	$1,778	$4,415	$163	$12,791
Accumulated amortization
Balance as at October 31, 2023	$2,566	$1,454	$–	$–	$4,020
Amortization	958	72	–	–	1,030
Impairment	(91)	–	–	–	(91)
Disposals/Retirements	(614)	–	–	–	(614)
Foreign currency adjustments and other	(75)	(13)	–	–	(88)
Balance as at October 31, 2024	$2,744	$1,513	$–	$–	$4,257
Amortization	828	68	–	–	896
Impairment (2)	(9)	–	–	–	(9)
Disposals/Retirements	(32)	(36)	–	–	(68)
Foreign currency adjustments and other	113	18	–	–	131
Balance as at October 31, 2025	$3,644	$1,563	$–	$–	$5,207
Net book value
As at October 31, 2024	$3,033 (3)	$281	$4,415	$163	$7,892
As at October 31, 2025	$2,791 (3)	$215	$4,415	$163	$7,584

(1)	Fund management contracts are attributable to the previously acquired Dynamic Funds business (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
(2)
In the current year, the Bank recognized an impairment loss of $
165

million pre-tax in relation to its agreement to sell banking operations in Colombia, Costa Rica and Panama. Refer to Note 35 for details.

(3)
Computer software comprises purchased software of $262 (2024 – $194), internally generated software of $1,633 (2024 – $1,939), and in process software not subject to amortization of $896 (2024 – $900).

Impairment testing of intangible assets
Indefinite life intangible assets are not amortized and are assessed for impairment annually or more frequently if events or changes in circumstances indicate that the asset may be impaired. Impairment is assessed by comparing the carrying value of the indefinite life intangible asset to its recoverable amount. The recoverable amount of fund management contracts is based on a VIU approach using the multi-period excess earnings method. This approach uses cash flow projections from management-approved financial budgets, which include key assumptions related to market appreciation, net sales of funds, and operating margins, taking into consideration past experience and market expectations. The forecast cash flows cover a
5-year
period, with a terminal growth rate of 4.5% (2024 – 4.5%) applied thereafter. These cash flows have been discounted at 10% (2024 – 10%). Fund management contracts were assessed for annual impairment using data as at July 31, 2025 and 2024, and no impairment was determined to exist. As of October 31, 2025 and 2024, there were no significant changes to this assessment. In addition, reasonable negative changes in any one key assumption, holding other factors constant, would not result in impairment.
Finite life intangible assets are only assessed for impairment if events or circumstances indicate that the asset may be impaired. When required, impairment is assessed by comparing the carrying value of the finite life intangible asset to its recoverable amount, which is generally determined using a VIU approach. In fiscal 2024, computer software with a net book value of $97 million was assessed as impaired.